Other income and expenses	12 Months Ended
Dec. 31, 2019
Other income and expense
Other income and expenses

27.Other income and expenses

Other income and expenses for the years ended December 31 was as follows:

	2017	2018	2019
Loss on formation of associate (Note 6)	—	(267)	—
Compensation of expenses from an associate	—	181	62
Change in fair value of financial instruments	—	(86)	(45)
Gain/(loss) from revaluation to fair value of JV company and related put option, net	—	—	(87)
Other expenses	(71)	(27)	(57)
Other Income	30	18	36
Total other income and expenses, net	(41)	(181)	(91)